Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Designated at Fair Value Through Profit or Loss (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Fair value	R$ 434,169	R$ 465,581
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	3,075	3,699
Fair value	3,044	3,740
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian external debt bonds [Member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	3,075	3,699
Accumulated gain / (loss) reflected in income	(31)	41
Fair value	R$ 3,044	R$ 3,740